Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands		Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 250,669	$ 250,168
Customer accounts and other restricted cash		910,717	1,095,120
Accounts receivable, net of allowance for credit losses of $14,737 and $9,499, respectively		160,253	138,356
Settlement receivables, net of allowance for credit losses of $4,795 and $4,524, respectively		141,814	150,727
Prepaid expenses and other current assets		107,584	113,733
Derivative financial assets - current		0	597
Contingent consideration receivable - current		1,062	1,498
Total current assets		1,572,099	1,750,199
Deferred tax assets		14,176	14,176
Property, plant and equipment, net		26,785	28,351
Operating lease right-of-use assets		41,646	40,278
Derivative financial assets - non-current		2,526	0
Intangible assets, net		753,030	874,050
Goodwill		1,843,673	2,076,347
Contingent consideration receivable - non-current		2,446	3,312
Other assets – non-current		22,280	16,920
Total assets		4,278,661	4,803,633
Current liabilities
Accounts payable and other liabilities		244,627	209,430
Short-term debt	[1]	114,839	10,190
Funds payable and amounts due to customers		1,036,795	1,181,913
Operating lease liabilities – current		8,188	9,016
Income taxes payable		0	478
Contingent consideration payable - current		1,907	1,517
Liability for share-based compensation – current		11,245	1,328
Total current liabilities		1,417,601	1,413,872
Non-current debt		2,405,785	2,605,038
Operating lease liabilities - non-current		35,042	33,814
Deferred tax liabilities		85,063	92,472
Derivative financial liabilities - non-current		0	858
Liability for share-based compensation – non-current		1,092	1,100
Contingent consideration payable - non-current		770	1,442
Total liabilities		3,945,353	4,148,596
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 65,735,751 shares issued and 52,295,564 outstanding as of September 30, 2026 and 63,676,383 shares issued and 51,676,354 outstanding as of December 31, 2025		789	764
Additional paid in capital		3,260,959	3,222,985
Accumulated deficit		(2,763,392)	(2,420,061)
Treasury shares - at cost; 13,440,187 shares as of September 30, 2026 and 12,000,029 shares as of December 31, 2025		(144,548)	(132,765)
Accumulated other comprehensive loss		(20,500)	(15,886)
Total shareholder's equity		333,308	655,037
Total liabilities and shareholder’s equity		$ 4,278,661	$ 4,803,633

[1]	Short-term debt consists of $45,000 outstanding under the line of credit, $10,190 under the Term Loan Facility (USD), $32,545 under the Extended Term Loan Facility (USD), and $27,104 under the Extended Term Loan Facility (EUR).